Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Expenses by nature
Summary of expenses by nature

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 7)	191,306	258,495	322,563
Advertising and marketing expenses	245,859	303,856	380,794
Cost of inventories and consumables	106,950	112,617	163,881
Operating lease rental expenses	43,432	8,986	4,860
Amortisation and depreciation	32,140	83,834	106,405
Utilities and office expenses	48,888	51,271	52,666
Travelling and entertainment expenses	15,037	28,173	17,136
Bank charges	4,059	5,158	4,350
Loss on disposal of property, plant and equipment	80	1,444	915
Legal and professional fees	658	6,032	19,273
Other expenses	19,169	25,479	25,207
	707,578	885,345	1,098,050